Investment properties (Details) - Schedule of fair values of the investment properties R$ in Thousands		12 Months Ended
		Jun. 30, 2022 BRL (R$) ha	Jun. 30, 2021 BRL (R$) ha
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		215,255	223,551
Fair value	[1]	R$ 3,308,718	R$ 3,518,952
Cost value	[2]	R$ 946,778	R$ 952,109
Jatoba [Member] | Bahia [Member] | Jaborandi Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		13,276	13,276
Date of acquisition		2007-03
Fair value	[1]	R$ 429,713	R$ 386,391
Cost value	[2]	R$ 28,971	R$ 29,612
Alto Taquari [Member] | Mato Grosso [Member] | Mogno Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		1,380	5,103
Date of acquisition		2007-08
Fair value	[1]	R$ 30,574	R$ 304,710
Cost value	[2]	R$ 17,273	R$ 33,547
Araucária [Member] | Goiás [Member] | Araucária Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		5,534	5,534
Date of acquisition		2007-04
Fair value	[1]	R$ 333,360	R$ 333,233
Cost value	[2]	R$ 46,269	R$ 46,166
Chaparral [Member] | Bahia I [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		37,182	37,182
Date of acquisition		2007-11
Fair value	[1]	R$ 796,111	R$ 766,971
Cost value	[2]	R$ 102,313	R$ 91,737
Nova Buriti [Member] | Minas Gerais [Member] | Flamboyant Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,212	24,212
Date of acquisition		2007-12
Fair value	[1]	R$ 49,787	R$ 33,829
Cost value	[2]	R$ 24,298	R$ 23,448
Preferência [Member] | Bahia II [Member] | Cajueiro Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,799	17,799
Date of acquisition		2008-09
Fair value	[1]	R$ 136,262	R$ 89,436
Cost value	[2]	R$ 32,849	R$ 28,350
São José [Member] | Maranhão [Member] | Ceibo Ltda [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,566	17,566
Date of acquisition		2017-02
Fair value	[1]	R$ 464,248	R$ 407,025
Cost value	[2]	R$ 114,448	R$ 112,463
Marangatu y Udra [Member] | Boqueron Paraguay [Member] | Agropecuaria Moroti S/A [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		59,585	59,585
Date of acquisition		2018-02
Fair value	[1]	R$ 337,786	R$ 449,590
Cost value	[2]	R$ 220,755	R$ 211,362
Arrojadinho Farm [Member] | Bahia III [Member] | Agrifirma Agro Ltda. [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		16,642	16,642
Date of acquisition		2020-01
Fair value	[1]	R$ 256,921	R$ 214,208
Cost value	[2]	R$ 100,521	R$ 96,076
Rio Do Meio Farm [Member] | Bahia IV [Member] | Agrifirma Agro Ltda. [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		7,715	12,288
Date of acquisition		2020-01
Fair value	[1]	R$ 201,908	R$ 252,328
Cost value	[2]	R$ 78,998	R$ 117,912
Serra Grande Farm [Member] | Piaui [Member] | Imobiliaria Cremaq [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		4,489	4,489
Date of acquisition		2020-04
Fair value	[1]	R$ 82,558	R$ 71,790
Cost value	[2]	R$ 42,149	R$ 36,739
Acres del Sud [Member] | Bolivia [Member] | Acres del Sud [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		9,875	9,875
Date of acquisition		2021-02
Fair value	[1]	R$ 189,490	R$ 209,441
Cost value	[2]	R$ 137,934	R$ 124,697

[1]	On June 30, 2022, the properties appraised by the Company’s technical team. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
[2]	At June 30, 2022 the cost value of R$946,778 (R$952,109 at June 30, 2021) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company’s portfolio of owned farms.